Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Charlotte Funds
Entity Central Index Key	0001532203
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000109503
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BNDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$10,379	$10,385	$9,588
2015	$10,325	$10,341	$9,517
2015	$10,233	$10,262	$9,224
2015	$10,307	$10,338	$9,326
2016	$10,465	$10,502	$9,225
2016	$10,638	$10,680	$10,140
2016	$11,007	$11,058	$10,361
2016	$10,869	$10,928	$9,930
2017	$10,683	$10,746	$9,491
2017	$10,840	$10,915	$9,683
2017	$10,865	$10,946	$10,151
2017	$10,994	$11,084	$10,055
2018	$10,989	$11,080	$10,608
2018	$11,123	$11,221	$10,427
2018	$11,175	$11,280	$10,123
2018	$11,186	$11,295	$9,845
2019	$11,491	$11,601	$10,262
2019	$11,727	$11,846	$10,165
2019	$12,225	$12,353	$10,502
2019	$12,349	$12,484	$10,617
2020	$12,504	$12,641	$10,667
2020	$12,487	$12,618	$10,514
2020	$12,683	$12,837	$11,125
2020	$12,745	$12,906	$11,144
2021	$12,766	$12,929	$11,538
2021	$12,502	$12,673	$11,219
2021	$12,752	$12,920	$11,310
2021	$12,500	$12,662	$10,922
2022	$12,372	$12,543	$10,623
2022	$11,615	$11,778	$9,475
2022	$11,682	$11,829	$9,223
2022	$10,980	$11,133	$8,237
2023	$11,199	$11,341	$9,116
2023	$11,341	$11,495	$9,105
2023	$11,339	$11,501	$8,997
2023	$11,163	$11,344	$8,450
2024	$11,842	$12,022	$9,100
2024	$11,743	$11,925	$8,781
2024	$12,092	$12,262	$9,102
2024	$12,235	$12,414	$9,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.60%	-0.19%	2.04%
ETF Shares Market Price	9.58%	-0.23%	2.01%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

AssetsNet	$ 98,746,000,000
Holdings Count | Holding	7,573
Advisory Fees Paid, Amount	$ 5,352,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109501
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

Line Graph [Table Text Block]
	Admiral Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$10,379	$10,385	$9,588
2015	$10,326	$10,341	$9,517
2015	$10,233	$10,262	$9,224
2015	$10,306	$10,338	$9,326
2016	$10,463	$10,502	$9,225
2016	$10,637	$10,680	$10,140
2016	$11,007	$11,058	$10,361
2016	$10,869	$10,928	$9,930
2017	$10,684	$10,746	$9,491
2017	$10,841	$10,915	$9,683
2017	$10,864	$10,946	$10,151
2017	$10,995	$11,084	$10,055
2018	$10,987	$11,080	$10,608
2018	$11,122	$11,221	$10,427
2018	$11,177	$11,280	$10,123
2018	$11,181	$11,295	$9,845
2019	$11,487	$11,601	$10,262
2019	$11,723	$11,846	$10,165
2019	$12,219	$12,353	$10,502
2019	$12,346	$12,484	$10,617
2020	$12,498	$12,641	$10,667
2020	$12,463	$12,618	$10,514
2020	$12,672	$12,837	$11,125
2020	$12,735	$12,906	$11,144
2021	$12,756	$12,929	$11,538
2021	$12,492	$12,673	$11,219
2021	$12,737	$12,920	$11,310
2021	$12,486	$12,662	$10,922
2022	$12,357	$12,543	$10,623
2022	$11,595	$11,778	$9,475
2022	$11,665	$11,829	$9,223
2022	$10,962	$11,133	$8,237
2023	$11,176	$11,341	$9,116
2023	$11,320	$11,495	$9,105
2023	$11,315	$11,501	$8,997
2023	$11,137	$11,344	$8,450
2024	$11,814	$12,022	$9,100
2024	$11,714	$11,925	$8,781
2024	$12,063	$12,262	$9,102
2024	$12,207	$12,414	$9,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	9.61%	-0.23%	2.01%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

AssetsNet	$ 98,746,000,000
Holdings Count | Holding	7,573
Advisory Fees Paid, Amount	$ 5,352,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109500
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VTIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$10,000	$10,000	$10,000
2015	$10,373	$10,385	$9,588
2015	$10,321	$10,341	$9,517
2015	$10,227	$10,262	$9,224
2015	$10,304	$10,338	$9,326
2016	$10,459	$10,502	$9,225
2016	$10,628	$10,680	$10,140
2016	$11,002	$11,058	$10,361
2016	$10,858	$10,928	$9,930
2017	$10,672	$10,746	$9,491
2017	$10,829	$10,915	$9,683
2017	$10,857	$10,946	$10,151
2017	$10,985	$11,084	$10,055
2018	$10,971	$11,080	$10,608
2018	$11,110	$11,221	$10,427
2018	$11,159	$11,280	$10,123
2018	$11,169	$11,295	$9,845
2019	$11,468	$11,601	$10,262
2019	$11,708	$11,846	$10,165
2019	$12,203	$12,353	$10,502
2019	$12,329	$12,484	$10,617
2020	$12,481	$12,641	$10,667
2020	$12,456	$12,618	$10,514
2020	$12,648	$12,837	$11,125
2020	$12,709	$12,906	$11,144
2021	$12,735	$12,929	$11,538
2021	$12,465	$12,673	$11,219
2021	$12,710	$12,920	$11,310
2021	$12,459	$12,662	$10,922
2022	$12,325	$12,543	$10,623
2022	$11,576	$11,778	$9,475
2022	$11,639	$11,829	$9,223
2022	$10,943	$11,133	$8,237
2023	$11,156	$11,341	$9,116
2023	$11,293	$11,495	$9,105
2023	$11,287	$11,501	$8,997
2023	$11,110	$11,344	$8,450
2024	$11,790	$12,022	$9,100
2024	$11,684	$11,925	$8,781
2024	$12,031	$12,262	$9,102
2024	$12,174	$12,414	$9,181

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	9.58%	-0.25%	1.99%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

AssetsNet	$ 98,746,000,000
Holdings Count | Holding	7,573
Advisory Fees Paid, Amount	$ 5,352,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000109502
Shareholder Report [Line Items]
Fund Name	Total International Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VTIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across the index’s sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,191,072	$5,192,521	$4,793,941
2015	$5,165,527	$5,170,403	$4,758,459
2015	$5,119,262	$5,130,823	$4,612,164
2015	$5,157,613	$5,169,184	$4,663,178
2016	$5,236,208	$5,250,887	$4,612,616
2016	$5,325,054	$5,339,963	$5,070,035
2016	$5,510,174	$5,528,973	$5,180,259
2016	$5,440,820	$5,463,920	$4,964,826
2017	$5,349,065	$5,373,132	$4,745,480
2017	$5,428,356	$5,457,388	$4,841,546
2017	$5,441,680	$5,472,895	$5,075,474
2017	$5,507,206	$5,541,825	$5,027,314
2018	$5,503,010	$5,539,892	$5,303,982
2018	$5,572,010	$5,610,511	$5,213,351
2018	$5,599,155	$5,640,107	$5,061,653
2018	$5,603,044	$5,647,424	$4,922,493
2019	$5,755,759	$5,800,492	$5,131,188
2019	$5,875,301	$5,922,963	$5,082,584
2019	$6,124,580	$6,176,327	$5,250,785
2019	$6,186,860	$6,241,999	$5,308,525
2020	$6,263,821	$6,320,554	$5,333,650
2020	$6,246,742	$6,308,859	$5,256,888
2020	$6,355,163	$6,418,280	$5,562,637
2020	$6,385,248	$6,452,813	$5,571,807
2021	$6,395,467	$6,464,482	$5,768,797
2021	$6,264,168	$6,336,584	$5,609,489
2021	$6,389,921	$6,459,908	$5,654,891
2021	$6,262,639	$6,331,215	$5,460,920
2022	$6,198,433	$6,271,478	$5,311,662
2022	$5,817,333	$5,889,083	$4,737,322
2022	$5,851,906	$5,914,542	$4,611,351
2022	$5,500,739	$5,566,600	$4,118,272
2023	$5,610,798	$5,670,608	$4,558,242
2023	$5,680,459	$5,747,428	$4,552,584
2023	$5,680,341	$5,750,718	$4,498,305
2023	$5,591,824	$5,671,770	$4,224,916
2024	$5,933,366	$6,011,052	$4,550,137
2024	$5,882,681	$5,962,659	$4,390,505
2024	$6,056,395	$6,130,968	$4,551,150
2024	$6,129,250	$6,207,122	$4,590,365

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	9.61%	-0.19%	2.06%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.11%	2.19%
Bloomberg Global Aggregate Index ex USD	8.65%	-2.87%	-0.85%

AssetsNet	$ 98,746,000,000
Holdings Count | Holding	7,573
Advisory Fees Paid, Amount	$ 5,352,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$98,746
Number of Portfolio Holdings	7,573
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$5,352

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.1%
Europe	62.6%
North America	10.4%
Oceania	3.9%
South America	0.7%
Other Assets and Liabilities—Net	2.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217896
Shareholder Report [Line Items]
Fund Name	Total International Bond II Index Fund
Class Name	Investor Shares
Trading Symbol	VTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

Line Graph [Table Text Block]
	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/26/21	$10,000	$10,000	$10,000
4/30/21	$9,975	$9,988	$9,916
7/31/21	$10,183	$10,183	$9,996
10/31/21	$9,972	$9,980	$9,654
1/31/22	$9,860	$9,886	$9,390
4/30/22	$9,249	$9,283	$8,374
7/31/22	$9,307	$9,323	$8,152
10/31/22	$8,745	$8,774	$7,280
1/31/23	$8,916	$8,938	$8,058
4/30/23	$9,030	$9,060	$8,048
7/31/23	$9,028	$9,065	$7,952
10/31/23	$8,885	$8,940	$7,469
1/31/24	$9,425	$9,475	$8,043
4/30/24	$9,347	$9,399	$7,761
7/31/24	$9,615	$9,664	$8,045
10/31/24	$9,725	$9,784	$8,115

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/26/21
Investor Shares	9.45%	-0.76%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.59%
Bloomberg Global Aggregate Index ex USD	8.65%	-5.52%

AssetsNet	$ 123,856,000,000
Holdings Count | Holding	8,073
Advisory Fees Paid, Amount	$ 8,161,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$123,856
Number of Portfolio Holdings	8,073
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$8,161

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.0%
Europe	62.6%
North America	10.5%
Oceania	3.9%
South America	0.6%
Other Assets and Liabilities—Net	2.4%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000217897
Shareholder Report [Line Items]
Fund Name	Total International Bond II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund performed roughly in line with its expense-free benchmark, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged.

  Global economic growth appeared relatively stable at around 3% during the period, and U.S. recession fears faded. With inflation continuing to moderate across much of the world, major central banks including the European Central Bank, the Bank of England, and the U.S. Federal Reserve began lowering policy rates. Stocks and bonds worldwide recorded strong returns.

  Fixed income performance was positive across the globe. Notable contributors in the index included South Korea, Italy, Spain, Belgium, the Netherlands, Canada, and the United States.

  Performance was also strong across sectors, quality ratings, and maturities. The strongest contributors included local government issues and corporates issued by financial institutions, the lowest-rated investment-grade bonds, and issues with intermediate to long maturities.

Line Graph [Table Text Block]
	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/17/21	$5,000,000	$5,000,000	$5,000,000
4/30/21	$4,936,530	$4,946,745	$4,927,285
7/31/21	$5,036,192	$5,043,019	$4,967,165
10/31/21	$4,934,516	$4,942,553	$4,796,784
1/31/22	$4,878,782	$4,895,919	$4,665,678
4/30/22	$4,580,190	$4,597,397	$4,161,187
7/31/22	$4,608,167	$4,617,272	$4,050,536
10/31/22	$4,330,776	$4,345,646	$3,617,424
1/31/23	$4,415,235	$4,426,841	$4,003,886
4/30/23	$4,471,143	$4,486,812	$3,998,916
7/31/23	$4,470,748	$4,489,380	$3,951,239
10/31/23	$4,401,420	$4,427,748	$3,711,098
1/31/24	$4,669,348	$4,692,614	$3,996,767
4/30/24	$4,628,696	$4,654,835	$3,856,549
7/31/24	$4,765,423	$4,786,228	$3,997,657
10/31/24	$4,822,551	$4,845,679	$4,032,102

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/17/21
Institutional Shares	9.57%	-0.97%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	9.44%	-0.84%
Bloomberg Global Aggregate Index ex USD	8.65%	-5.65%

AssetsNet	$ 123,856,000,000
Holdings Count | Holding	8,073
Advisory Fees Paid, Amount	$ 8,161,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$123,856
Number of Portfolio Holdings	8,073
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$8,161

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Africa	0.0%
Asia	20.0%
Europe	62.6%
North America	10.5%
Oceania	3.9%
South America	0.6%
Other Assets and Liabilities—Net	2.4%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund restated nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature